Property, Plant and Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 492	$ 441
Depreciation for the year	128	129	$ 109
Ending balance	512	492	441
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24	15
Ending balance	15	24	15
Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	197	161
Ending balance	172	197	161
Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242	247
Ending balance	294	242	247
Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29	18
Ending balance	31	29	18
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	934	799
Additions	169	148
Acquisition through business combination		67
Write-offs/disposal	(72)	(60)
Effects of movements in exchange rates	3	(20)
Ending balance	1,034	934	799
Gross carrying amount [member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81	62
Additions	4	22
Acquisition through business combination		1
Write-offs/disposal	(7)	(1)
Effects of movements in exchange rates		(3)
Ending balance	78	81	62
Gross carrying amount [member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	291	228
Additions	24	50
Acquisition through business combination		54
Write-offs/disposal	(14)	(33)
Effects of movements in exchange rates	(4)	(8)
Ending balance	297	291	228
Gross carrying amount [member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	504	470
Additions	130	65
Acquisition through business combination		1
Write-offs/disposal	(50)	(26)
Effects of movements in exchange rates	8	(6)
Ending balance	592	504	470
Gross carrying amount [member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58	39
Additions	11	11
Acquisition through business combination		11
Write-offs/disposal	(1)	0
Effects of movements in exchange rates	(1)	(3)
Ending balance	67	58	39
Accumulated Amortisation And Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	442	358
Depreciation for the year	128	129
Write-offs/disposal	(50)	(38)
Effects of movements in exchange rates	2	(10)
Impairment (reversal) loss of PPE		3
Ending balance	522	442	358
Accumulated Amortisation And Impairment Losses [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57	47
Depreciation for the year	12	13
Write-offs/disposal	(6)	(1)
Effects of movements in exchange rates		(2)
Impairment (reversal) loss of PPE	0	0
Ending balance	63	57	47
Accumulated Amortisation And Impairment Losses [Member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94	67
Depreciation for the year	42	48
Write-offs/disposal	(9)	(23)
Effects of movements in exchange rates	(2)	(4)
Impairment (reversal) loss of PPE	0	6
Ending balance	125	94	67
Accumulated Amortisation And Impairment Losses [Member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	262	223
Depreciation for the year	65	58
Write-offs/disposal	(34)	(14)
Effects of movements in exchange rates	5	(2)
Impairment (reversal) loss of PPE		(3)
Ending balance	298	262	223
Accumulated Amortisation And Impairment Losses [Member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29	21
Depreciation for the year	9	10
Write-offs/disposal	(1)	0
Effects of movements in exchange rates	(1)	(2)
Impairment (reversal) loss of PPE	0	0
Ending balance	$ 36	$ 29	$ 21